STOCKHOLDERS' EQUITY (Details 4) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of options	1,540,625	1,540,625
Weighted average remaining life (years)	1 year 3 months	1 year 6 months
Weighted average exercise price	$ 0.66	$ 0.66
Exercise Price Range One [Member]
Number of options	250,000	250,000
Weighted average remaining life (years)	6 months	8 months 12 days
Weighted average exercise price	$ 0.30	$ 0.30
Exercise Price Range Two [Member]
Number of options	100,000	100,000
Weighted average remaining life (years)	1 year	1 year 3 months 18 days
Weighted average exercise price	$ 0.50	$ 0.50
Exercise Price Range Three [Member]
Number of options	1,190,625	1,190,625
Weighted average remaining life (years)	1 year 3 months 18 days	1 year 7 months 6 days
Weighted average exercise price	$ 0.75	$ 0.75